Income taxes - Tax Cuts and Jobs Act and Tax Payments and Receipts (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Tax Cuts and Jobs Act
Statutory tax rate (as a percent)	21.00%	22.00%	22.00%	35.00%
Net deferred tax assets				$ 29.7
Remeasurement period for transition tax (in years)		1 year		1 year
Net income tax payments				$ 16.7	$ 8.3	$ 31.7
U.S. subsidiaries
The Tax Cuts and Jobs Act
Net operating loss carryforwards				12.1
Luxembourg subsidiaries
The Tax Cuts and Jobs Act
Net operating loss carryforwards				$ 17.6